UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    July 9, 1999


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   45

Form 13F Information Table Value Total:   $277474



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    20847   358650 SH       SOLE                   117095            241555
American Tel & Tel             COMMON STOCK     001957109     1954    35010 SH       SOLE                    20849             14161
Anheuser Busch                 COMMON STOCK     035229103     1352    19060 SH       SOLE                     3300             15760
Associates First Capital Corp  COMMON STOCK     046008108     8763   198600 SH       SOLE                    67310            131290
Avon Products Inc              COMMON STOCK     054303102     6576   118484 SH       SOLE                    39674             78810
BMC Software                   COMMON STOCK     055921100     7823   144868 SH       SOLE                    53708             91160
Banc One Corp                  COMMON STOCK     059438101      323     5430 SH       SOLE                     5300               130
Borders Group                  COMMON STOCK     099709107    14948   945333 SH       SOLE                   292628            652705
Cendant Corp                   COMMON STOCK     151313103     7230   352694 SH       SOLE                   125247            227447
Cisco Systems                  COMMON STOCK     17275R102    10154   157584 SH       SOLE                    58140             99444
Disney Walt                    COMMON STOCK     254687106      231     7500 SH       SOLE                      600              6900
Enron Corp                     COMMON STOCK     293561106    11633   142300 SH       SOLE                    48740             93560
Freddie Mac                    COMMON STOCK     313400301     7925   136640 SH       SOLE                    47230             89410
GTE Corp                       COMMON STOCK     362320103     9636   127630 SH       SOLE                    44095             83535
General Elec Co                COMMON STOCK     369604103      396     3506 SH       SOLE                      920              2586
Gillette                       COMMON STOCK     375766102      254     6200 SH       SOLE                                       6200
H & R Block Inc                COMMON STOCK     093671105     8088   161765 SH       SOLE                    57240            104525
Household Intl                 COMMON STOCK     441815107     9892   208804 SH       SOLE                    70931            137873
IMS Health Inc                 COMMON STOCK     449934108     9009   288301 SH       SOLE                    96821            191480
Int'l Business Mach            COMMON STOCK     459200101    10076    77960 SH       SOLE                    26350             51610
Intel Corp                     COMMON STOCK     458140100     4148    69715 SH       SOLE                    22690             47025
International Game Tech        COMMON STOCK     459902102     6276   339252 SH       SOLE                   112257            226995
Interpublic Group Cos Inc      COMMON STOCK     460690100      446     5150 SH       SOLE                     3600              1550
Johnson & Johnson              COMMON STOCK     478160104     9446    96390 SH       SOLE                    33025             63365
Kroger Co                      COMMON STOCK     501044101     9875   353450 SH       SOLE                   104860            248590
Linear Tech                    COMMON STOCK     535678106      336     5000 SH       SOLE                                       5000
Lowe's Companies Inc           COMMON STOCK     548661107     1343    23700 SH       SOLE                      300             23400
Lucent Technologies Inc        COMMON STOCK     549463107      287     4260 SH       SOLE                                       4260
MBNA Corp                      COMMON STOCK     55262L100     9272   302772 SH       SOLE                   109793            192979
MCI Worldcom Inc               COMMON STOCK     55268B106     7986    92790 SH       SOLE                    32910             59880
McDonald's Corp                COMMON STOCK     580135101      444    10800 SH       SOLE                                      10800
Microsoft Corp                 COMMON STOCK     594918104      254     2815 SH       SOLE                     1115              1700
Minerals Technologies          COMMON STOCK     603158106     8085   144859 SH       SOLE                    47704             97155
Pepsico                        COMMON STOCK     713448108     4426   114406 SH       SOLE                    38146             76260
Pfizer                         COMMON STOCK     717081103      898     8240 SH       SOLE                      360              7880
Philip Morris                  COMMON STOCK     718154107    10314   256649 SH       SOLE                    88082            168567
Pitney Bowes                   COMMON STOCK     724479100     8249   128396 SH       SOLE                    44111             84285
QualComm Inc                   COMMON STOCK     747525103    29895   208331 SH       SOLE                    66821            141510
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      851     6210 SH       SOLE                     6210
Sterling Commerce Inc          COMMON STOCK     859205106     8348   227165 SH       SOLE                    78470            148695
Warner-Lambert                 COMMON STOCK     934488107     5372    77710 SH       SOLE                    29400             48310
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      635 32690.648SH       SOLE                                  32690.648
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     1632 47910.083SH       SOLE                47910.083
Janus Worldwide Fund           MUTUAL FUNDS     471023309      575 10769.277SH       SOLE                10769.277
Vanguard Windsor II            MUTUAL FUNDS     922018205      967 29445.992SH       SOLE                29445.992